Offerings - Offering: 1	Oct. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	15.00
Maximum Aggregate Offering Price	$ 172,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,822.25
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for the automatic Registration Statement on Form S-3 No. 333-273195 filed by the registrant on July 10, 2023. The amount registered includes 1,500,000 shares of the registrant's common stock, $0.0001 par value per share, which may be purchased by the underwriters upon exercise of the underwriters' option to purchase additional shares.